Short-term debt (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Debt
Total short-term debt	$ 600,000
Spread on interest rate basis	0.60%
Bank loan with HSBC Mexico
Debt
Total short-term debt	$ 300,000
Term of loan	6 months
Spread on interest rate basis	0.60%
Bank loan with Banco Santander Mexico
Debt
Total short-term debt	$ 150,000
Term of loan	3 months
Spread on interest rate basis	0.65%
Bank loan with Banco Scotiabank Mexico
Debt
Total short-term debt	$ 150,000
Short-term credit lines available amount	$ 150,000
Term of loan	6 months
Spread on interest rate basis	0.55%
Minimum | Short-term line of credit
Debt
Short-term credit lines available amount		$ 2,000,000